Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	50,000,000	50,000,000	50,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	90,000,000	90,000,000	90,000,000
Common stock, issued	9,098,090	9,098,090	8,283,733
Common stock, outstanding	9,098,090	9,098,090	8,283,733
Unvested restricted shares	149,162	149,162	8,286